CMA CALIFORNIA
MUNICIPAL MONEY FUND


Semi-Annual Report




















September 30, 1996


MERRILL LYNCH
BULL LOGO




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.

CMA California
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:


For the six-month period ended September 30, 1996, CMA California
Municipal Money Fund paid shareholders a net annualized yield of 2.84%*. As of September 30, 1996, the Fund's 7-day yield was 3.12%.

The Environment
Although the US stock and bond markets rallied late in the six-month period ended September 30, 1996, much of the period was marked by volatility in the capital markets. The US economy demonstrated surprising resilience during the first half of the year. As a result, when economic data releases appeared to indicate that the US economy was expanding at a stronger-than-expected (and potentially inflationary) rate, investors focused on the increasing possibility of monetary policy tightening by the Federal Reserve Board. During these periods, stock prices declined and long-term interest rates moved higher. However, with inflationary pressures still under control, the US central bank did not tighten monetary policy at its September 24 meeting. This development, coupled with several economic data releases that showed growth was at or below expectations, helped to assuage investors' concerns about an overheating economy. Stock and bond prices improved, with stock market averages reaching historic high levels.

The shifts in perceptions were exemplified by investors' reactions to the release of recent employment reports. Inflationary concerns were heightened in early July with the release of a stronger-than-expected employment report for June. However, more subdued job growth and decelerating hourly wage gains were subsequently reported for the month of July. Although the employment report for August showed that unemployment had dropped to its lowest level since 1989, these results were generally in line with expectations, and were received favorably by investors. The greatest boost in investor confidence occurred in early October with the release of September's employment report, which showed a slight increase in unemployment.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Investors will continue to monitor economic data releases to determine the probable direction of the US economy. The outcome of the upcoming November election will also increasingly influence investor psychology in the weeks ahead.

Investment Outlook and Strategy
California's economy continues to improve and in June, the State's non-farm employment reached an all-time high of 12.7 million jobs according to the State's Department of Finance. This eclipses the previous record set in May 1990. High technology and business services are the dominant contributors to the State's growth. However, the motion picture, electronic and tourist industries are also large contributors to California's economic rebound.

Over the course of the past six-month period, assets of CMA California Municipal Money Fund were virtually unchanged, and totaled $1.4 billion on September 30, 1996. However, this is an increase of over $135 million from September 30, 1995. Assets for the California tax-exempt industry totaled $18.5 billion at the end of September. This represents an increase of over $2 billion from the same period last year. Issuance during the April--September months totaled $12.3 billion compared to $6.9 billion in the corresponding period of 1995. During the September period, the State of California accounted for approximately 58% of all California issuance.

Throughout the six-month period ended September 30, 1996, we experienced interest rate volatility caused by conflicting economic data which alternately indicated a weak and strengthening economy. For example, the yield on the one-year Treasury bill began the period at 5.38%. Midway through the period this bill yielded 6% and on September 30, it yielded 5.65%. In light of this volatility, we maintained a conservative approach to the market. In April, the average portfolio maturity was below 30 days. Typically, April is a period of net redemptions from funds because of tax-related payments. We concentrated on the purchase of variable rate debt and tax-exempt commercial paper. Variable rate products offer a great deal of liquidity to the Fund, and the rate adjusts rapidly in response to supply and demand. Therefore, they offer more yield during a period of greater supply than demand. Tax-exempt commercial paper provides us with the flexibility to determine the maturity of the product according to our interest rate forecast. At the end of April, the State of California entered the market with the issuance of a $2 billion interim financing note to fund the State's finances until its fiscal year ended on June 30, 1996. In July, the State re-entered the market with its annual note financing which totaled $3 billion. In addition to the State financing, in June and July many local municipalities entered the market to fund their budgetary needs with their own note financing. In general, the fiscal improvement experienced at the state level translated into fiscal improvement at the county level as well. Therefore, we extended our average portfolio maturity to the mid 40-day range with select purchases of these notes which provided both diversification and an attractive yield.

As we enter the fourth quarter of the year, traditionally a period of light issuance, we will continue to monitor economic data in an attempt to accurately gauge the strength of the economy and the corresponding impact on interest rates. When appropriate, we anticipate utilizing the Fund's large commercial paper holdings to extend its average portfolio maturity.

In Conclusion
We appreciate your continued interest in CMA California Municipal
Money Fund, and we look forward to serving your investment needs in the future.

Sincerely,

(Arthur Zeikel)
Arthur Zeikel
President







(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President







(Helen M. Sheehan)
Helen M. Sheehan
Vice President and Portfolio Manager



October 29, 1996



Portfolio Abbreviations for CMA California Municipal Money Fund

ACES SM  Adjustable Convertible Extendable Securities
AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
CP       Commercial Paper
GO       General Obligation Bonds
HFA      Housing Financing Agency
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
PCR      Pollution Control Revenue Bonds
RAN      Revenue Anticipation Notes
TRAN     Tax Revenue Anticipation Notes
UT       Unlimited Tax
VRDN     Variable Rate Demand Notes

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996                                                          (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                     Issue                                          (Note 1a)
California--        $ 4,000   California HFA, Home Mortgage Revenue Bonds, Series D, 3.55%
98.7%                         due 4/01/1997                                                                  $     4,000
                     10,000   California HFA, Multi-Unit Rental Housing Revenue Bonds, Series A,
                              3.70% due 11/01/1996 (b)                                                            10,000
                              California Health Facilities Financing Authority Revenue Bonds, VRDN (a):
                      1,000     (Catholic Healthcare), Series B, 3.65% due 7/01/2006 (b)                           1,000
                      1,500     (Pooled Loan Program), Series 85-B, 3.70% due 10/01/2010 (c)                       1,500
                     13,600     (Pooled Loan Program), Series 90-A, 3.70% due 9/01/2020                           13,600
                      2,600     (Pooled Loan Program), Series A, 3.70% due 6/01/2007                               2,600
                      2,400     Refunding (Catholic Healthcare West), Series B, 3.65% due 7/01/2005 (b)            2,400
                      2,000     Refunding (Catholic Healthcare West), Series C, 3.65% due 7/01/2011 (b)            2,000
                      1,300     Refunding (Catholic Healthcare West), Series D, 3.65% due 7/01/2018 (b)            1,300
                      7,600     (Scripps Memorial Hospital), Series A, 3.70% due 12/01/2005 (b)                    7,600
                     23,530     (Scripps Memorial Hospital), Series B, 3.70% due 12/01/2015 (b)                   23,530
                              California Pollution Control Financing Authority, PCR, Refunding
                              (Pacific Gas and Electric):
                     15,000     CP, AMT, Series E, 3.45% due 11/06/1996                                           15,000
                     21,500     CP, Series C, 3.85% due 10/04/1996                                                21,500
                     71,000     VRDN, AMT, Series B, 3.75% due 12/01/2016 (a)                                     71,000
                     19,000     VRDN, AMT, Series G, 3.95% due 2/01/2016 (a) (b)                                  19,000
                     18,300     VRDN, Series C, 3.85% due 11/01/2026 (a)                                          18,300
                              California Pollution Control Financing Authority, PCR (Southern California
                              Edison):
                     13,800     CP, Series C, 3.40% due 10/23/1996                                                13,800
                      6,150     CP, Series D, 3.65% due 12/09/1996                                                 6,150
                      4,835     VRDN, Series D, 3.90% due 2/28/2008 (a)                                            4,835
                              California Pollution Control Financing Authority, Resource Recovery
                              Revenue Bonds, VRDN, AMT (a):
                     21,200     (Atlantic Richfield Company Project), Series A, 4% due 12/01/2024                 21,200
                     17,900     (Delano Project), 3.95% due 8/01/2019                                             17,900
                     24,000     (Delano Project), Series 1991, 3.95% due 8/01/2019                                24,000
                      6,300     (Honey Lake Power Project), 3.95% due 9/01/2018                                    6,300
                      2,600     Refunding (Ultra Power Malaga Project), Series A, 4% due 4/01/2017                 2,600
                      4,200     Refunding (Ultra Power Malaga Project), Series B, 4% due 4/01/2017                 4,200
                      8,000     Refunding (Ultra Power Rocklin Project), Series A, 4% due 6/01/2017                8,000
                      5,600     Refunding (Ultra Power Rocklin Project), Series B, 4% due 6/01/2017                5,600
                              California Pollution Control Financing Authority, Solid Waste Disposal
                              Revenue Bonds (Shell Oil Co.--Martinez Project), VRDN, AMT (a):
                     56,600     Series A, 3.95% due 10/01/2024                                                    56,600
                     17,200     Series B, 3.95% due 12/01/2024                                                    17,200
                     25,000   California Public Capital Improvements Financing Authority Revenue Bonds
                              (Pooled Loan Project), Series D, 3.80% due 12/15/1996                               25,000

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                     Issue                                          (Note 1a)
California                    California State Department of Water, Resource Revenue Bonds, CP,
(continued)                   Series 1:
                    $ 5,018     3.35% due 10/08/1996                                                         $     5,018
                      4,000     3.45% due 10/09/1996                                                               4,000
                      7,725   California State, GO, CP, 3.60% due 10/28/1996                                       7,725
                              California State, GO, VRDN (a):
                     15,000     3.95% due 8/01/2015                                                               15,000
                     10,000     3.95% due 11/01/2020                                                              10,000
                              California State, RAN:
                     36,720     Series A, 4.50% due 6/30/1997                                                     36,866
                      5,000     Series C-1, 3.65% due 6/30/1997                                                    5,000
                      9,000     Series C-3, 3.70% due 6/30/1997                                                    9,000
                      1,000   California Statewide Community Development Authority, Solid Waste
                              Facility Revenue Bonds (Chevron United States Inc. Project), VRDN, AMT,
                              3.95% due 12/15/2024 (a)                                                             1,000
                              Chula Vista, California, IDR (San Diego Gas & Electric Co.), CP, AMT,
                              Series D:
                     10,000     3.30% due 10/04/1996                                                              10,000
                     20,000     3.65% due 10/07/1996                                                              20,000
                     20,000     3.65% due 10/09/1996                                                              20,000
                     10,000     3.65% due 10/29/1996                                                              10,000
                      2,200   Contra Costa County, California, Housing Authority, M/F Mortgage
                              Revenue Bonds (Lakeshore Apartments), VRDN, Series A, 3.70%
                              due 11/15/2012 (a)                                                                   2,200
                      3,200   Contra Costa County, California, TRAN, 4.50% due 7/03/1997                           3,213
                              Eagle Tax Exempt Trust, VRDN (a):
                      9,500     3.95% due 2/01/2006                                                                9,500
                     18,400     Series 1994 C-6, 3.95% due 8/01/2017                                              18,400
                     14,800     Series 1994 C-7, 3.95% due 8/01/2023                                              14,800
                     18,600   East Bay, California, Municipal Utility District, Wastewater Treatment
                              System Revenue Bonds, CP, 3.65% due 10/24/1996                                      18,600
                     20,000   Floating Rate Trust Certificates, VRDN, Series 1992 H, 4.95% due
                              10/02/1998 (a)(d)                                                                   20,000
                      7,050   Fontana, California, M/F Housing Revenue Bonds (Springtime Apartments
                              Project), VRDN, Series A, 3.80% due 12/01/2016 (a)                                   7,050
                              Golden Empire Schools Financing Authority, California, Revenue Refunding
                              Bonds, VRDN (a):
                      9,100     (Golden Empire Project), Series B, 3.75% due 12/01/2024                            9,100
                     11,400     (Kern High School District), Series A, 3.75% due 12/01/2024                       11,400
                     13,000   Hayward, California, M/F Housing Revenue Bonds (Shorewood Apartments),
                              VRDN, Series A, 3.65% due 8/01/2014 (a)(c)                                          13,000
                      5,950   Indio, California, M/F Revenue Refunding Housing Mortgage Bonds
                              (Carreon Villa Project), VRDN, Series A, 3.75% due 8/01/2026 (a)                     5,950
                      4,900   Kern County, California, COP (Kern Public Facilities Project), VRDN,
                              Series C, 3.65% due 8/01/2006 (a)                                                    4,900
                     18,985   Loma Linda, California, M/F Housing Revenue Bonds (Loma Linda Springs
                              Apartments), VRDN, 3.80% due 7/01/2019 (a)                                          18,985
                              Long Beach, California, Harbor Revenue Bonds, CP, AMT, Series A:
                      6,500     3.30% due 10/04/1996                                                               6,500
                     17,000     3.65% due 10/09/1996                                                              17,000
                     29,900     3.50% due 11/07/1996                                                              29,900
                     10,000     3.70% due 12/09/1996                                                              10,000
                      2,500     3.65% due 12/12/1996                                                               2,500
                      3,000   Los Angeles, California, Department of Airports, Airport Revenue
                              Bonds, VRDN, AMT, 3.95% due 5/15/2020 (a) (c)                                        3,000

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                     Issue                                          (Note 1a)
California          $ 9,000   Los Angeles, California, Department of Water and Power Revenue Bonds,
(continued)                   CP, 3.65% due 10/25/1996                                                       $     9,000
                      5,000   Los Angeles, California, Harbor Department Revenue Bonds, VRDN, AMT,
                              3.95% due 8/01/2026 (a)                                                              5,000
                              Los Angeles, California, M/F Housing Revenue Bonds, VRDN (a):
                      8,700     (Beverly Park Apartments Project), AMT, Series A, 3.60% due 8/01/2018              8,700
                     12,660     Refunding (Canyon Creek Project), Series C, 3.75% due 12/01/2010                  12,660
                      8,340     Refunding (Mountainback), Series B, 3.75% due 12/01/2010                           8,340
                      3,500   Los Angeles, California, TRAN, UT, 4.50% due 6/19/1997                               3,514
                     25,000   Los Angeles County, California, Local Educational Agency, COP, TRAN,
                              Series A, 4.75% due 6/30/1997                                                       25,153
                     31,000   Los Angeles County, California, Metropolitan Transportation Authority,
                              Revenue Bonds, VRDN, 3.80% due 7/01/2025 (a) (e)                                    31,000
                              Los Angeles County, California, Metropolitan Transportation Authority,
                              Sales Tax Revenue Bonds, VRDN (a):
                      4,000     3.85% due 7/01/2017 (d)                                                            4,000
                     20,000     3.85% due 7/01/2018 (b)                                                           20,000
                     38,100     Refunding (Proposition C--Second Senior Bonds), Series A, 3.65% due
                                7/01/2020 (b)                                                                     38,100
                     19,555   Los Angeles County, California, Public Works Financing Authority, Lease
                              Revenue Refunding Bonds, Series A, 4% due 3/01/1997 (b)                             19,581
                     11,300   M-S-R Public Power Agency, California, Revenue Bonds (San Juan Project),
                              VRDN, Series B, 3.65% due 7/01/2022 (a) (d)                                         11,300
                     45,000   Marin County, California, TRAN, 4.75% due 7/01/1997                                 45,319
                              Metropolitan Water District (Southern California), CP, Series B:
                      5,000     3.65% due 10/24/1996                                                               5,000
                     20,300     3.60% due 12/09/1996                                                              20,300
                      2,700   Metropolitan Water District (Southern California), Waterworks Revenue
                              Refunding Bonds, VRDN, Series A, 3.65% due 6/01/2023 (a) (d)                         2,700
                      6,000   Moor Park, California, M/F Mortgage Revenue Refunding Bonds (Le Club
                              Apartments Project), VRDN, Series A, 3.70% due 11/01/2015 (a)                        6,000
                     14,800   Northern California Power Agency, Public Power Revenue Refunding Bonds
                              (Geothermal Project No. 3), VRDN, Series A, 3.70% due 7/01/2005 (a) (d)             14,800
                              Palm Springs, California, Community Redevelopment Agency, COP, VRDN (a):
                      2,200     Headquarters Hotel 2, 3.75% due 12/01/2014                                         2,200
                      1,500     Headquarters Hotel 3, 3.75% due 12/01/2014                                         1,500
                      1,500     Headquarters Hotel 4, 3.75% due 12/01/2014                                         1,500
                      1,700     Headquarters Hotel 5, 3.75% due 12/01/2014                                         1,700
                      1,600     Headquarters Hotel 7, 3.75% due 12/01/2014                                         1,600
                      3,700     Headquarters Hotel 8, 3.75% due 12/01/2014                                         3,700
                      1,900     Headquarters Hotel 9, 3.75% due 12/01/2014                                         1,900
                      1,500     Headquarters Hotel 10, 3.75% due 12/01/2014                                        1,500
                     11,470   Pittsburg, California, Mortgage Obligation Bonds, VRDN, Series A, 3.90%
                              due 12/30/2022 (a)                                                                  11,470
                      7,790   Redlands, California, COP Refunding (Sewer Facilities Project),
                              VRDN, 3.80% due 9/01/2017 (a) (c)                                                    7,790
                              Redlands, California, M/F Housing Revenue Bonds, VRDN, Series A (a):
                      2,900     (Orange Village Apartments Project), AMT, 3.80% due 8/01/2018                      2,900
                     12,500     Refunding (Parkview Terrace Project), 3.70% due 2/01/2016                         12,500
                      4,000   Riverside County, California, COP (Riverside County Public Facilities),
                              ACES, Series A, 3.50% due 12/01/2015 (a)                                             4,000
                              Riverside County, California, Housing Authority, M/F Mortgage Revenue
                              Bonds, VRDN (a) (f):
                      3,750     (Emeritus Park), Series B, 3.70% due 8/01/2018                                     3,750
                      5,900     (Woodcreek Village), Series D, 3.70% due 8/01/2018                                 5,900

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONCLUDED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                     Issue                                          (Note 1a)
California          $14,200   Roseville, California, Finance Authority, Hospital Lease Revenue Bonds
(concluded)                   (Roseville Hospital), VRDN, Series A, 3.70% due 10/01/2014 (a)                 $    14,200
                              Sacramento, California, Municipal Utility District, Electric
                              Revenue Bonds:
                     26,000     CP, Series I, 3.85% due 10/04/1996                                                26,000
                     15,424     CP, Series I, 3.60% due 12/09/1996                                                15,424
                      5,760     VRDN, 3.80% due 8/15/2021 (a) (d)                                                  5,760
                     10,000   Sacramento County, California, TRAN, UT, 4.75% due 10/04/1996                       10,001
                      6,110   San Bernardino County, California, Residential Mortgage Revenue Refunding
                              Bonds (Ramona Garden), VRDN, Series A, 3.75% due 2/01/2017 (a)                       6,110
                     30,000   San Bernardino County, California, TRAN, 4.50% due 6/30/1997                        30,126
                      3,800   San Diego, California, CP, 3.60% due 12/09/1996                                      3,800
                              San Diego, California, IDR, Refunding (San Diego Gas & Electric), CP,
                              Series A:
                      1,000     3.55% due 10/09/1996                                                               1,000
                      5,400     3.50% due 10/10/1996                                                               5,400
                      2,000     3.65% due 12/09/1996                                                               2,000
                      5,000   San Diego, California, Local Area Government COP, TRAN, 4.75%
                              due 10/18/1996                                                                       5,002
                              San Diego, California, M/F Housing Authority Revenue Bonds, VRDN (a):
                      2,330     (Country Hills), Series A, 3.70% due 8/15/2013 (f)                                 2,330
                      7,840     (La Cima Apartments), Series K, 3.70% due 12/01/2008                               7,840
                     17,450     (Nobel Court Apartments), 3.70% due 12/01/2008                                    17,450
                     13,000   San Jose, California, M/F Housing Revenue Bonds (Siena at Renaissance),
                              VRDN, AMT, Series A, 3.90% due 12/01/2029 (a)                                       13,000
                      2,000   San Jose--Santa Clara, California, Water Financing Authority, Sewer
                              Revenue Bonds, VRDN, 3.85% due 11/15/2020 (a) (c)                                    2,000
                     10,000   San Leandro, California, M/F Revenue Bonds (Parkside Commons), VRDN,
                              Series A, 3.70% due 7/15/2018 (a) (f)                                               10,000
                      9,400   Santa Clara County, California, M/F Housing Authority, Revenue Refunding
                              Bonds (Benton Park Central Apartments), VRDN, Series A, 3.75% due
                              12/15/2025 (a) (f)                                                                   9,400
                      7,000   Santa Clara County, California, TRAN, 4.50% due 8/01/1997                            7,035
                      5,325   Santa Rosa, California, M/F Housing Revenue Bonds (Oak Creek Apartments
                              Project), VRDN, AMT, Series A, 3% due 6/01/2018 (a)                                  5,325
                      3,675   Simi Valley, California, Community Redevelopment Agency, M/F Housing
                              Revenue Bonds (Ashlee Manor Project), VRDN, AMT, Series A, 3.80%
                              due 10/01/2017 (a)                                                                   3,675
                      8,600   Southern California Public Power Authority, Revenue Refunding Bonds
                              (Southern Transmission Project), VRDN, 3.70% due 7/01/2019 (a) (d)                   8,600

Puerto Rico--        12,000   Puerto Rico Commonwealth, Government Development Bank Revenue Bonds,
0.9%                          CP, 3.60% due 10/18/1996                                                            12,000

                              Total Investments (Cost--$1,385,177*)--99.6%                                     1,385,177

                              Other Assets Less Liabilities--0.4%                                                  5,279
                                                                                                             -----------
                              Net Assets--100.0%                                                             $ 1,390,456
                                                                                                             ===========

(a)The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the interest rate in effect at September 30, 1996.
(b)MBIA Insured.
(c)FGIC Insured.
(d)AMBAC Insured.
(e)FSA Insured.
(f)FNMA Collateralized.
  *Cost for Federal income tax purposes.

   See Notes to Financial Statements.



CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1996
Assets:
Investments, at value (identified cost--$1,385,176,798) (Note 1a)                                        $ 1,385,176,798
Cash                                                                                                              95,842
Interest receivable                                                                                            6,225,777
Prepaid registration fees and other assets (Note 1d)                                                              57,909
                                                                                                         ---------------
Total assets                                                                                               1,391,556,326
                                                                                                         ---------------
Liabilities:
Payables:
 Investment adviser (Note 2)                                                            $       545,057
 Distributor (Note 2)                                                                           345,296
 Dividends to shareholders (Note 1e)                                                                287
 Beneficial interest redeemed                                                                        22          890,662
                                                                                        ---------------
Accrued expenses and other liabilities                                                                           209,582
                                                                                                         ---------------
Total liabilities                                                                                              1,100,244
                                                                                                         ---------------
Net Assets                                                                                               $ 1,390,456,082
                                                                                                         ===============
Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number
of shares authorized                                                                                     $   139,138,924
Paid-in capital in excess of par                                                                           1,252,248,654
Accumulated realized capital losses--net (Note 4)                                                               (931,496)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 1,391,389,237 shares of
beneficial interest outstanding                                                                          $ 1,390,456,082
                                                                                                         ===============

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                 $    24,662,642

Expenses:
Investment advisory fees (Note 2)                                                       $     3,111,928
Distribution fees (Note 2)                                                                      880,651
Transfer agent fees (Note 2)                                                                    106,320
Accounting services (Note 2)                                                                     66,537
Registration fees (Note 1d)                                                                      63,524
Custodian fees                                                                                   42,312
Printing and shareholder reports                                                                 29,796
Professional fees                                                                                28,459
Trustees' fees and expenses                                                                       6,880
Pricing fees                                                                                      4,371
Other                                                                                             7,587
                                                                                        ---------------
Total expenses                                                                                                 4,348,365
                                                                                                         ---------------
Investment income--net                                                                                        20,314,277

Realized Gain on Investments--Net (Note 1c)                                                                       10,330
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $    20,324,607
                                                                                                         ===============

See Notes to Financial Statements.


CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                         For the Six        For the
                                                                                         Months Ended      Year Ended
                                                                                        Sept. 30, 1996   March 31, 1996

Increase (Decrease) in Net Assets:
Operations:
Investment income--net                                                                  $    20,314,277  $    38,986,274
Realized gain on investments--net                                                                10,330           14,898
                                                                                        ---------------  ---------------
Net increase in net assets resulting from operations                                         20,324,607       39,001,172
                                                                                        ---------------  ---------------
Dividends to Shareholders (Note 1e):
Investment income--net                                                                      (20,314,277)     (38,963,124)
                                                                                        ---------------  ---------------
Net decrease in net assets resulting from dividends to shareholders                         (20,314,277)     (38,963,124)
                                                                                        ---------------  ---------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                          3,035,471,269    4,504,776,418
Net asset value of shares issued to shareholders in reinvestment
of dividends (Note 1e)                                                                       20,314,291       38,962,811
                                                                                        ---------------  ---------------
                                                                                          3,055,785,560    4,543,739,229
Cost of shares redeemed                                                                  (3,086,479,991)  (4,290,871,513)
                                                                                        ---------------  ---------------
Net increase (decrease) in net assets derived from beneficial
interest transactions                                                                       (30,694,431)     252,867,716
                                                                                        ---------------  ---------------
Net Assets:
Total increase (decrease) in net assets                                                     (30,684,101)     252,905,764
Beginning of period                                                                       1,421,140,183    1,168,234,419
                                                                                        ---------------  ---------------
End of period                                                                           $ 1,390,456,082  $ 1,421,140,183
                                                                                        ===============  ===============

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have been
derived from information provided in the                    For the
financial statements.				  	  Six Months
							Ended Sept. 30,          For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                      1996          1996          1995        1994         1993
Per Share Operating Performance:
Net asset value, beginning of period                     $     1.00    $     1.00    $     1.00  $     1.00   $     1.00
                                                         ----------    ----------    ----------  ----------   ----------
Investment income--net                                          .01           .03           .03         .02          .02
                                                         ----------    ----------    ----------  ----------   ----------
Total from investment operations                                .01           .03           .03         .02          .02
                                                         ----------    ----------    ----------  ----------   ----------
Less dividends from investment income--net                     (.01)         (.03)         (.03)       (.02)        (.02)
                                                         ----------    ----------    ----------  ----------   ----------
Net asset value, end of period                           $     1.00    $     1.00    $     1.00  $     1.00   $     1.00
                                                         ==========    ==========    ==========  ==========   ==========
Total Investment Return                                       2.84%*        3.16%         2.66%       1.93%        2.25%
                                                         ==========    ==========    ==========  ==========   ==========
Ratios to Average Net Assets:
Expenses                                                       .61%*         .64%          .63%        .62%         .63%
                                                         ==========    ==========    ==========  ==========   ==========
Investment income--net                                        2.85%*        3.11%         2.62%       1.91%        2.22%
                                                         ==========    ==========    ==========  ==========   ==========
Supplemental Data:
Net assets, end of period (in thousands)                 $1,390,456    $1,421,140    $1,168,234  $1,225,160   $1,014,800
                                                         ==========    ==========    ==========  ==========   ==========

*Annualized.

 See Notes to Financial Statements.



CMA CALIFORNIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA California Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM" or "Adviser"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion, and 0.375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.


CMA CALIFORNIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLPF&S, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1996, the Fund had a net capital loss carryforward of approximately $942,000, of which $466,000 expires in 2002 and $476,000 expires in 2003. This amount will be available to offset a like amount of any future taxable gains.



CMA CALIFORNIA MUNICIPAL MONEY FUND

Officers and Trustees
Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Donald C. Burke--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO
 [(800) 262-4636].